Post Retirement Benefits - Summary of Post Retirement Benefits (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of defined benefit plans [line items]
Post-retirement benefits	$ 11.7	$ 31.7
Medical benefits plan Brazil [member]
Disclosure of defined benefit plans [line items]
Post-retirement benefits	9.0	27.9
Medical benefits plan subsidiaries abroad [member]
Disclosure of defined benefit plans [line items]
Post-retirement benefits	$ 2.7	$ 3.8